Fair Value of Financial Instruments	9 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy at March 31, 2026:

	(In thousands)
	Fair Value Measurement at March 31, 2026
Assets:	Total	Level 1	Level 2	Level 3
Money market funds1	$37,817	$37,817	$—	$—
Treasury funds1	65,211	65,211	—	—
USDC 2	500	500	—	—
HYPE digital assets	689,045	689,045	—	—

Total assets measured at fair value	$792,573	$792,573	$—	$—

1 - Included in cash and cash equivalents on the condensed consolidated balance sheets.
2 - Included in prepaids and other current assets on the condensed consolidated balance sheets.
The Company assesses the inputs used to measure fair value using the three-tier hierarchy based on the extent to which inputs used in measuring fair value are observable in the market. For investments where little or no public market exists, management’s determination of fair value is based on the best available information which may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration various factors including earnings history, financial condition, recent sales prices of the issuer’s securities and liquidity risks.
HYPE digital assets are measured at fair value on a recurring basis using quoted prices in its principal market (Level 1 inputs). The Company has designated a principal market based on the market the Company has access to that has the greatest volume and level of orderly transactions for HYPE. The Company reassesses its principal market when facts and circumstances change, including but not limited to when new markets become accessible, or the volume/activity in the current principal market declines.
The Company’s equity method investment is accounted for under the equity method of accounting and initially recorded at fair value but is not subject to fair value measurement disclosures. As of March 31, 2026, the Company’s equity method investment included its investment in Guidant with a carrying value of approximately $3.0 million.